Employee Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Discount Rate [Member]
Defined Benefit Plan Liability Increase Decrease (Line Items)
0.5% Increase	$ (54,247)
0.5% Decrease	62,866
Rate of Compensation Increase [Member]
Defined Benefit Plan Liability Increase Decrease (Line Items)
0.5% Increase	7,230
0.5% Decrease	(7,159)
Rate Of Pension Increase [Member]
Defined Benefit Plan Liability Increase Decrease (Line Items)
0.5% Increase	18,573
0.5% Decrease	$ (16,893)